Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 78.3% of Net Assets

Non-Convertible Bonds — 75.7%
	ABS Car Loan — 1.0%
$78,837	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	$79,002
4,166,667	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026(a)	4,136,219
670,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, 7.260%, 10/20/2027(a)	666,793
710,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, 7.320%, 2/20/2028(a)	706,853
900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, 7.350%, 4/20/2028(a)	896,579
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	727,253
3,020,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	2,969,868
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,060,788
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	982,848
3,651,500	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	3,641,105
1,295,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	1,314,103
4,105,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	4,103,026
200,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	197,956
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,866,762
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	177,078
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	244,056
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	206,855
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,578,677
		26,555,821
	ABS Credit Card — 0.4%
6,145,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	6,214,697
4,285,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	4,338,134
		10,552,831
	ABS Home Equity — 1.6%
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,657,191
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	$1,304,969
3,245,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	3,283,476
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,962,412
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037(a)	7,592,614
8,295,124	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	7,877,872
4,147,562	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	3,932,801
1,370,856	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	1,380,249
2,560,121	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	2,582,488
618,557	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	618,128
1,998,511	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	2,017,674
3,990,658	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	4,028,953
800,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	808,454
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	973,696
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	695,286
		43,716,263
	ABS Other — 4.2%
2,273,527	AASET Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047(a)	2,096,900
2,360,274	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	2,377,046
1,333,117	ALTDE Trust, Series 2025-1A, Class B, 6.534%, 8/15/2050(a)	1,360,425
1,160,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	1,178,318
1,215,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,238,644
330,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	338,128
2,010,857	Business Jet Securities LLC, Series 2024-2A, Class C, 7.974%, 9/15/2039(a)	2,002,640
2,028,037	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,888,391
621,033	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	585,347
8,374,374	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	7,918,774
220,521	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	208,214
550,000	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	586,668
10,435,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	10,616,183

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$3,675,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	$3,899,756
6,080,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	6,896,830
930,000	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	941,535
472,688	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	487,005
35,351	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	34,358
415,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	422,441
426,576	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	414,905
312,289	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	307,805
897,909	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	873,197
2,241,328	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046(a)	2,072,240
3,700,775	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	3,449,660
505,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	509,258
2,400,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	2,491,495
690,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	695,859
505,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	516,287
11,260,283	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046(a)(b)	10,484,324
695,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	701,021
1,930,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	1,956,111
440,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	451,054
435,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	447,829
897,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	876,469
3,195,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,313,809
640,444	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	622,832
8,498,160	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	7,846,368
283,088	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	291,994
1,277,955	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	707,144
444,380	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	385,828
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$294,403	Thunderbolt III Aircraft Lease Ltd., Series 2019-1, 3.671%, 11/15/2039(a)	$284,985
2,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	2,645,789
610,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	619,469
1,736,569	Vivint Solar Financing V LLC, Series 2018-1A, 4.730%, 4/30/2048(a)	1,633,903
1,415,366	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,429,139
1,978,764	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	2,003,144
9,002,692	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	6,104,546
939,438	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	878,404
8,003,978	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	7,355,502
3,900,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	4,010,549
1,185,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class C, 11.170%, 4/20/2054(a)	1,271,526
		112,730,048
	ABS Residential Mortgage — 0.2%
1,697,000	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	1,712,397
2,673,941	PRPM LLC, Series 2021-4, Class A2, 6.474%, 4/25/2026(a)(b)	2,663,891
1,356,908	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	1,366,505
		5,742,793
	ABS Student Loan — 0.2%
694,566	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	703,813
495,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	499,631
3,835,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	3,913,261
		5,116,705
	ABS Whole Business — 0.7%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	6,091,147
1,481,250	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,577,825
2,237,812	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	2,028,021
1,009,800	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,037,598
743,788	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	699,962
130,950	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	126,541

Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$6,726,200	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	$6,794,800
1,990,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	2,013,864
		20,369,758
	Aerospace & Defense — 2.1%
2,230,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	2,250,571
1,130,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	1,141,625
7,895,000	Boeing Co., 3.625%, 2/01/2031	7,319,950
15,485,000	Boeing Co., 5.805%, 5/01/2050	14,741,432
345,000	Boeing Co., 5.930%, 5/01/2060	324,527
1,585,000	Boeing Co., 6.388%, 5/01/2031	1,689,006
2,100,000	Boeing Co., 6.528%, 5/01/2034	2,250,121
9,835,000	Boeing Co., 6.858%, 5/01/2054	10,682,735
2,360,000	Boeing Co., 7.008%, 5/01/2064	2,557,275
7,260,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	7,328,249
6,870,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	6,957,175
		57,242,666
	Airlines — 0.0%
781,696	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	767,587
	Apartment REITs — 0.1%
1,740,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	1,664,661
	Automotive — 0.3%
2,080,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	1,976,477
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,019,551
3,165,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	2,936,261
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,091,555
		9,023,844
	Banking — 3.7%
27,660,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	27,607,154
10,560,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	10,794,962
10,180,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	10,418,649
11,025,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	11,144,959
1,770,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	1,757,315
3,980,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	4,035,994
3,695,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	4,515,268
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$5,405,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	$5,542,479
325,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	289,319
5,370,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	5,747,833
3,065,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	2,728,096
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	14,542,123
		99,124,151
	Brokerage — 0.5%
1,435,000	Citadel LP, 6.000%, 1/23/2030(a)	1,458,488
1,085,000	Citadel LP, 6.375%, 1/23/2032(a)	1,113,266
7,080,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	7,216,823
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	3,988,166
		13,776,743
	Building Materials — 2.0%
27,655,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	24,766,218
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	10,252,711
1,500,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	1,490,653
13,230,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	13,314,010
3,745,000	Quikrete Holdings, Inc., 6.750%, 3/01/2033(a)	3,727,960
		53,551,552
	Cable Satellite — 6.9%
19,680,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	12,410,645
920,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	558,771
1,140,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	737,155
31,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	19,193,468
1,200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	904,720
1,195,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	948,465
8,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	6,658,754
3,435,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	3,342,094
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	4,596,280
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	778,448
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	300,929

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	$23,412,130
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	2,617,650
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	11,943,880
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	720,800
6,790,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,479,188
8,670,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	8,324,937
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	20,369,213
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	13,705,721
25,215,000	EchoStar Corp., 10.750%, 11/30/2029	26,494,986
22,249,653	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(d)	20,187,967
200,000	Time Warner Cable LLC, 5.875%, 11/15/2040	183,373
720,000	Time Warner Cable LLC, 6.550%, 5/01/2037	714,183
		185,583,757
	Chemicals — 0.3%
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	9,355,124
	Construction Machinery — 0.5%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	1,524,341
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	2,122,905
2,870,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	2,886,932
6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	6,989,369
		13,523,547
	Consumer Cyclical Services — 1.1%
11,920,000	Expedia Group, Inc., 5.400%, 2/15/2035	11,871,662
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,945,111
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	8,512,007
2,680,000	Uber Technologies, Inc., 4.800%, 9/15/2034	2,602,843
3,950,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	3,973,752
		28,905,375
	Electric — 0.8%
18,228,319	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	17,538,422
3,375,000	Duke Energy Corp., 5.450%, 6/15/2034	3,420,829
		20,959,251
	Environmental — 0.2%
6,435,000	Waste Management, Inc., 4.950%, 3/15/2035	6,402,773
	Finance Companies — 3.5%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,570,394
4,305,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	3,715,315
14,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	14,181,438
1,335,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	1,345,083
3,555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	3,751,745
7,035,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	6,843,293
2,570,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	2,642,999
3,695,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	3,767,771
8,650,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	9,131,695
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$1,110,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	$1,094,464
400,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	413,449
860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	895,529
8,865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	8,175,700
30,575,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	27,389,081
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,260,594
		95,178,550
	Financial Other — 0.4%
790,268	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(d)	63,221
610,817	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(d)	15,270
800,153	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(d)	18,003
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	143,748
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(e)	98,728
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(e)	107,690
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	549,749
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	200,600
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	56,700
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	88,065
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	146,700
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	198,675
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	58,216
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	308,651
4,375,535	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	163,207
948,132	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	26,140
447,502	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(d)	6,202
1,155,773	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–16.004%(b)(c)(g)	9,928
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(e)	22,500
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(e)	57,884
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(e)	28,803
335,000	China Evergrande Group, 9.500%, 3/29/2024(e)	5,467
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(e)	465,763
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	315,434

Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	$62,911
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	69,264
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	372,395
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	320,215
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	212,275
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(e)	101,389
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	275,796
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	245,824
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	100,201
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	146,822
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	21,000
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	93,788
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	14,000
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	100,056
1,577,037	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	173,474
1,580,867	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	173,895
3,169,406	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	366,954
4,765,631	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	548,524
4,777,164	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	552,957
2,249,452	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	259,204
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	25,949
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	145,201
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	1,699,805
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(e)	92,130
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	681,137
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	381,045
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	228,738
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	22,675
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	606
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(e)	958
		10,644,532
	Food & Beverage — 0.9%
835,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	901,435
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — continued
$2,555,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	$2,626,029
2,975,000	Mars, Inc., 5.200%, 3/01/2035(a)	2,989,895
11,860,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	10,428,753
7,340,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,647,770
		23,593,882
	Gaming — 0.5%
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,328,068
9,165,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	9,161,189
		12,489,257
	Government Owned - No Guarantee — 0.2%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	471,078
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	559,186
3,530,000	Ecopetrol SA, 8.375%, 1/19/2036	3,439,391
		4,469,655
	Health Insurance — 0.2%
3,000,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	2,685,434
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,754,972
		6,440,406
	Healthcare — 0.3%
1,675,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	1,737,813
3,400,000	HCA, Inc., 5.450%, 9/15/2034	3,370,479
2,775,000	HCA, Inc., 5.750%, 3/01/2035	2,799,977
		7,908,269
	Home Construction — 0.4%
2,065,000	DR Horton, Inc., 5.500%, 10/15/2035	2,076,093
9,610,000	Meritage Homes Corp., 5.650%, 3/15/2035	9,455,183
		11,531,276
	Independent Energy — 3.9%
5,290,000	Aker BP ASA, 5.125%, 10/01/2034(a)	5,048,288
10,475,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	10,349,265
1,835,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,893,118
3,010,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	3,091,102
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	9,544,478
24,431,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	24,619,312
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	5,915,000
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	7,450,100
320,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	319,376
805,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	793,271
20,420,000	Matador Resources Co., 6.250%, 4/15/2033(a)	19,918,275
6,365,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	6,339,819
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	268,620
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	142,800
2,050,000	SM Energy Co., 6.750%, 8/01/2029(a)	2,019,466
3,445,000	SM Energy Co., 7.000%, 8/01/2032(a)	3,380,982

Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$1,475,000	Var Energi ASA, 8.000%, 11/15/2032(a)	$1,657,170
1,990,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	2,079,902
		104,830,344
	Leisure — 2.1%
8,710,000	Carnival Corp., 5.750%, 3/01/2027(a)	8,715,477
6,880,000	Carnival Corp., 5.750%, 3/15/2030(a)	6,852,307
6,065,000	Carnival Corp., 6.000%, 5/01/2029(a)	6,022,521
4,230,000	Carnival Corp., 6.125%, 2/15/2033(a)	4,168,367
1,050,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,098,295
1,039,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,036,822
2,460,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	2,454,932
4,060,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	4,010,479
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	226,456
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	12,249,226
900,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	883,731
6,310,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	6,306,067
2,570,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	2,593,207
		56,617,887
	Life Insurance — 1.3%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	26,263,600
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,775,963
		36,039,563
	Lodging — 0.7%
1,245,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,247,610
1,745,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	1,532,012
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	3,811,483
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	11,834,364
		18,425,469
	Media Entertainment — 1.8%
3,090,000	AppLovin Corp., 5.125%, 12/01/2029	3,101,972
1,530,000	AppLovin Corp., 5.375%, 12/01/2031	1,537,762
8,850,000	AppLovin Corp., 5.500%, 12/01/2034	8,848,024
1,240,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	869,947
4,694,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	3,475,570
10,455,000	Netflix, Inc., 4.875%, 6/15/2030(a)	10,565,493
970,000	Netflix, Inc., 4.900%, 8/15/2034	970,707
10,269,000	Paramount Global, 4.375%, 3/15/2043	7,606,006
2,741,000	Paramount Global, 5.850%, 9/01/2043	2,400,048
8,715,000	Paramount Global, 6.875%, 4/30/2036	8,940,837
		48,316,366
	Metals & Mining — 1.9%
17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	18,329,335
25,185,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	26,970,377
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032(a)	5,631,858
		50,931,570
Principal Amount (‡)	Description	Value (†)

	Midstream — 1.6%
$2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	$2,024,094
1,530,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,434,872
3,185,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	3,271,090
6,860,000	Energy Transfer LP, 5.700%, 4/01/2035	6,910,743
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,380,186
2,000,000	Targa Resources Corp., 5.500%, 2/15/2035	1,988,168
6,105,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	5,254,271
3,215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	2,921,148
14,300,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	13,570,541
1,415,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	1,431,443
1,580,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	1,597,222
		42,783,778
	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	292,475
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.190%, 12/15/2038(a)(b)	7,190,396
8,597,541	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 4.783%, 9/10/2045(a)(b)	7,782,361
83,127	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	78,090
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,548,017
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,272,437
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	3,869,452
1,120,130	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.722%, 4/10/2031(a)(b)	1,028,154
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.550%, 3/05/2033(a)(b)	3,187,200
900,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	773,076
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.478%, 6/10/2047(a)(b)	1,874,185
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.578%, 12/15/2047(a)(b)	274,056
3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	1,858,318

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,595,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.719%, 1/15/2042(a)(b)	$2,578,947
1,795,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 7.469%, 1/15/2042(a)(b)	1,784,083
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(b)	760,473
1,917,007	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 4.820%, 3/15/2045(a)(b)	1,892,047
1,821,344	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.822%, 7/15/2046(b)	1,748,508
725,313	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	683,899
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.206%, 8/15/2046(b)	3,775,040
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.206%, 8/15/2046(b)	2,169,423
652,981	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	577,888
		47,998,525
	Oil Field Services — 0.4%
10,605,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	10,036,636
	Other REITs — 0.4%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,440,559
7,795,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	7,637,931
		10,078,490
	Pharmaceuticals — 2.9%
15,115,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	12,205,363
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	7,724,042
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	5,673,214
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	5,091,325
24,600,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	17,774,187
7,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	7,245,408
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,524,869
7,055,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,588,457
5,070,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,650,667
		77,477,532
	Property & Casualty Insurance — 0.8%
6,780,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	6,906,481
635,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	634,946
1,665,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	1,649,944
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$8,180,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	$8,094,920
12,510,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.824%, 1/15/2033(a)(b)(f)	453,488
3,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	3,590,228
		21,330,007
	Restaurants — 0.7%
13,685,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	12,385,130
8,105,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	8,023,406
		20,408,536
	Retailers — 0.5%
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,492,846
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,545,615
7,520,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	6,790,109
2,745,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	2,682,414
		14,510,984
	Sovereigns — 6.1%
7,380,000	Brazil Government International Bonds, 5.000%, 1/27/2045	5,581,494
7,790,000	Brazil Government International Bonds, 6.625%, 3/15/2035	7,744,785
13,720,000	Colombia Government International Bonds, 7.750%, 11/07/2036	13,319,651
1,540,000	Costa Rica Government International Bonds, 7.000%, 4/04/2044	1,561,006
9,940,000	Costa Rica Government International Bonds, 7.158%, 3/12/2045	10,200,726
7,145,000	Ivory Coast Government International Bonds, 8.075%, 4/01/2036(a)	6,848,701
9,220,000	Mexico Government International Bonds, 5.125%, 5/04/2037, (EUR)	9,670,496
9,080,000	Mexico Government International Bonds, 6.875%, 5/13/2037	9,294,288
4,815,000	Morocco Government International Bonds, 4.750%, 4/02/2035, (EUR)(a)	5,161,526
16,560,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	16,619,086
5,890,000	Panama Government International Bonds, 6.400%, 2/14/2035	5,517,163
5,920,000	Panama Government International Bonds, 8.000%, 3/01/2038	6,097,600
2,215,000	Republic of Armenia International Bonds, 6.750%, 3/12/2035(a)	2,138,051
15,805,000	Republic of Turkiye, 6.500%, 1/03/2035	14,679,052
3,500,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	2,962,925
3,455,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	2,888,487
4,395,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	4,737,580
4,575,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	4,998,493
200,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	190,708
4,395,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	4,348,940

Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$6,530,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	$6,458,562
2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	2,304,917
11,728,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	10,599,159
3,135,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	3,349,719
7,530,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	8,062,393
		165,335,508
	Technology — 3.5%
10,821,000	Block, Inc., 3.500%, 6/01/2031	9,513,895
6,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,714,950
1,255,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	1,117,400
6,790,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	5,976,930
7,825,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	7,071,427
10,845,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	10,718,326
9,980,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	9,526,057
3,150,000	Leidos, Inc., 5.400%, 3/15/2032	3,171,646
6,380,000	Leidos, Inc., 5.500%, 3/15/2035	6,359,711
13,040,000	Micron Technology, Inc., 5.875%, 9/15/2033	13,563,317
2,710,000	NetApp, Inc., 5.500%, 3/17/2032	2,730,920
2,170,000	NetApp, Inc., 5.700%, 3/17/2035	2,166,361
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	4,779,342
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	632,042
600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	523,885
3,650,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	3,613,146
3,550,000	Synopsys, Inc., 5.150%, 4/01/2035	3,568,694
4,165,000	Synopsys, Inc., 5.700%, 4/01/2055	4,135,482
		94,883,531
	Treasuries — 11.5%
218,221,000,000	Indonesia Treasury Bonds, 6.875%, 4/15/2029, (IDR)	13,230,310
203,840,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	9,949,082
493,480,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	22,223,360
614,875,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	15,239,499
24,145,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	31,150,049
13,335,000	U.S. Treasury Notes, 4.125%, 10/31/2026	13,368,338
27,735,000	U.S. Treasury Notes, 4.125%, 1/31/2027	27,829,256
108,935,000	U.S. Treasury Notes, 4.250%, 11/30/2026	109,458,399
13,810,000	U.S. Treasury Notes, 4.250%, 12/31/2026	13,881,208
5,425,000	U.S. Treasury Notes, 4.500%, 5/31/2029	5,542,612
35,530,000	U.S. Treasury Notes, 4.625%, 6/30/2026(h)	35,793,699
293,070,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	6,814,564
283,105,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	6,796,602
		311,276,978
Principal Amount (‡)	Description	Value (†)

	Wireless — 0.6%
$2,114,000	SoftBank Group Corp., 4.625%, 7/06/2028	$2,018,785
16,360,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	15,743,329
		17,762,114
	Total Non-Convertible Bonds (Identified Cost $2,289,909,212)	2,045,964,895

Convertible Bonds — 1.7%
	Brokerage — 0.1%
1,026,000	Coinbase Global, Inc., 0.250%, 4/01/2030	948,537
301,000	Coinbase Global, Inc., 0.250%, 4/01/2030(a)(i)	278,275
		1,226,812
	Cable Satellite — 0.5%
12,705,969	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	14,182,247
	Consumer Cyclical Services — 0.1%
1,476,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	1,796,292
	Diversified Manufacturing — 0.0%
814,000	Itron, Inc., 1.375%, 7/15/2030(a)	849,104
	Electric — 0.1%
859,000	Evergy, Inc., 4.500%, 12/15/2027	1,009,503
468,000	NRG Energy, Inc., 2.750%, 6/01/2048	1,089,443
596,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	668,967
		2,767,913
	Financial Other — 0.0%
103,296	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(g)	1,480
	Food & Beverage — 0.0%
605,000	Post Holdings, Inc., 2.500%, 8/15/2027	721,160
	Healthcare — 0.0%
533,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	724,880
	Independent Energy — 0.1%
1,218,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	1,283,528
353,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	855,808
		2,139,336
	Industrial Other — 0.0%
584,000	Fluor Corp., 1.125%, 8/15/2029	620,500
	Leisure — 0.1%
758,000	Carnival Corp., 5.750%, 12/01/2027	1,264,723
1,106,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,073,373
		2,338,096
	Media Entertainment — 0.1%
969,000	Sea Ltd., 2.375%, 12/01/2025	1,426,368
129,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(j)	153,794
		1,580,162
	Pharmaceuticals — 0.0%
892,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	988,782
	Retailers — 0.0%
224,000	Freshpet, Inc., 3.000%, 4/01/2028	316,624

Principal Amount (‡)	Description	Value (†)

	Technology — 0.6%
$895,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	$883,303
2,464,000	Datadog, Inc., Zero Coupon, 0.000%–0.947%, 12/01/2029(a)(g)	2,139,984
960,000	Global Payments, Inc., 1.500%, 3/01/2031	904,320
1,329,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	1,384,153
300,000	InterDigital, Inc., 3.500%, 6/01/2027	805,650
721,000	Nutanix, Inc., 0.250%, 10/01/2027	959,291
808,000	ON Semiconductor Corp., 0.500%, 3/01/2029	695,930
153,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	524,637
1,311,000	Parsons Corp., 2.625%, 3/01/2029	1,306,411
898,000	Seagate HDD Cayman, 3.500%, 6/01/2028	1,081,192
1,376,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(j)	1,609,232
279,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	339,946
486,000	Vertex, Inc., 0.750%, 5/01/2029(a)	577,429
1,215,000	Wolfspeed, Inc., 0.250%, 2/15/2028	289,778
2,350,000	Wolfspeed, Inc., 1.875%, 12/01/2029	505,250
1,017,000	Workiva, Inc., 1.250%, 8/15/2028	944,793
		14,951,299
	Total Convertible Bonds (Identified Cost $48,412,571)	45,204,687

Municipals — 0.9%
	Virginia — 0.9%
28,760,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $28,757,658)	23,697,711
	Total Bonds and Notes (Identified Cost $2,367,079,441)	2,114,867,293

Senior Loans — 7.1%
	Aerospace & Defense — 0.1%
638,562	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.799%, 2/28/2031(b)(k)	634,597
1,024,381	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.049%, 8/24/2028(b)(k)	1,023,633
		1,658,230
	Brokerage — 0.3%
9,417,734	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.325%, 4/07/2028(b)(k)	9,382,418
	Cable Satellite — 0.0%
1,436,654	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.819%, 1/18/2028(b)(k)	1,386,974
	Consumer Cyclical Services — 0.3%
7,513,501	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 11/14/2030(b)(k)	7,485,326
	Diversified Manufacturing — 0.3%
1,420,338	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 2/11/2028(b)(k)	1,421,232
6,438,129	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 6/13/2031(b)(k)	6,403,943
		7,825,175
Principal Amount (‡)	Description	Value (†)

	Electric — 0.2%
$1,567,085	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.044%, 4/16/2031(b)(k)	$1,562,917
2,738,584	Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 6.818%, 12/15/2031(b)(k)	2,730,258
		4,293,175
	Financial Other — 0.5%
12,642,686	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.075%, 6/24/2031(b)(k)	12,598,436
	Gaming — 0.1%
3,114,232	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 11/30/2030(b)(k)	3,093,647
650,095	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.566%, 4/14/2029(b)(k)	647,554
		3,741,201
	Healthcare — 0.9%
1,657,571	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 8.325%, 9/29/2028(b)(k)	1,650,327
13,555,610	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.672%, 5/10/2027(b)(k)	13,498,948
348,816	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	348,307
61,556	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(b)(k)	61,466
3,187,222	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(b)(k)	3,182,568
5,034,700	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD SOFR + 2.250%, 6.575%, 10/23/2028(b)(k)	5,023,171
		23,764,787
	Leisure — 0.4%
2,642,743	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.325%, 8/08/2027(b)(k)	2,635,475
6,114,201	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.325%, 10/18/2028(b)(k)	6,100,812
1,488,750	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.325%, 5/01/2031(b)(k)	1,482,795
		10,219,082
	Lodging — 0.6%
4,583,402	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.070%, 11/08/2030(b)	4,576,894
121,349	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(m)	120,632
11,988,462	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1/17/2031(m)	11,889,197
		16,586,723
	Paper — 0.2%
6,826,478	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 5/23/2031(b)	6,805,998

Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — 1.7%
$10,850,576	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.069%, 9/19/2031(b)(k)	$10,776,683
13,382,834	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 12/06/2031(b)(k)	13,240,708
13,095,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(m)	12,914,944
815,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 7.981%, 2/15/2031(b)(k)	803,794
4,285,509	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.787%, 6/20/2030(b)(k)	4,264,253
945,630	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.575%, 9/15/2031(b)(k)	941,611
1,734,409	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.049%, 5/06/2031(b)(k)	1,721,401
		44,663,394
	Technology — 1.4%
1,274,123	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 10/24/2030(b)(k)	1,271,995
19,347,510	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 10/31/2031(b)(k)	19,214,593
13,502,150	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 8.075%, 6/27/2031(b)(k)	13,460,023
5,184,161	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 3/22/2032(b)(k)	5,161,506
		39,108,117
	Wireless — 0.1%
2,954,578	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(k)	2,950,737
	Total Senior Loans (Identified Cost $193,436,345)	192,469,773

Shares
Common Stocks— 5.9%
	Aerospace & Defense — 0.3%
14,056	Lockheed Martin Corp.	6,278,955
4,177	Northrop Grumman Corp.	2,138,666
		8,417,621
	Air Freight & Logistics — 0.2%
44,783	United Parcel Service, Inc., Class B	4,925,682
	Banks — 0.1%
8,667	JPMorgan Chase & Co.	2,126,015
	Biotechnology — 0.4%
16,480	AbbVie, Inc.	3,452,890
104,286	BioMarin Pharmaceutical, Inc.(f)	7,371,977
		10,824,867
Shares	Description	Value (†)
	Capital Markets — 0.2%
1,921	BlackRock, Inc.	$1,818,188
35,771	Morgan Stanley	4,173,403
		5,991,591
	Chemicals — 0.1%
3,421	Linde PLC	1,592,954
	Construction Materials — 0.2%
940,337	Cemex SAB de CV, ADR	5,275,291
	Consumer Staples Distribution & Retail — 0.1%
2,183	Costco Wholesale Corp.	2,064,638
19,103	Walmart, Inc.	1,677,052
		3,741,690
	Containers & Packaging — 0.1%
15,087	Packaging Corp. of America	2,987,528
	Diversified REITs — 0.0%
3,207	NexPoint Diversified Real Estate Trust	12,283
	Electric Utilities — 0.2%
34,122	Duke Energy Corp.	4,161,860
	Electrical Equipment — 0.2%
41,315	Emerson Electric Co.	4,529,777
	Financial Services — 0.2%
8,960	Mastercard, Inc., Class A	4,911,155
	Ground Transportation — 0.1%
6,904	Union Pacific Corp.	1,631,001
	Health Care Equipment & Supplies — 0.1%
17,498	Abbott Laboratories	2,321,110
	Health Care Providers & Services — 0.3%
10,610	Elevance Health, Inc.	4,614,926
9,240	UnitedHealth Group, Inc.	4,839,450
		9,454,376
	Household Products — 0.4%
40,629	Colgate-Palmolive Co.	3,806,937
19,812	Kimberly-Clark Corp.	2,817,663
20,749	Procter & Gamble Co.	3,536,044
		10,160,644
	Interactive Media & Services — 0.2%
34,389	Alphabet, Inc., Class A	5,317,915
	Life Sciences Tools & Services — 0.1%
8,088	Thermo Fisher Scientific, Inc.	4,024,589
	Machinery — 0.0%
2,736	Deere & Co.	1,284,142
	Media — 0.6%
1,317,588	Altice USA, Inc., Class A(f)	3,504,784
160,755	Comcast Corp., Class A	5,931,860
461,939	iHeartMedia, Inc., Class A(f)	762,199
546,648	Paramount Global, Class B	6,537,910
		16,736,753
	Oil, Gas & Consumable Fuels — 0.3%
9,229	Battalion Oil Corp.(f)	11,998
34,761	Exxon Mobil Corp.	4,134,126
53,657	Williams Cos., Inc.	3,206,542
		7,352,666
	Pharmaceuticals — 0.5%
46,135	Bristol-Myers Squibb Co.	2,813,774

Shares	Description	Value (†)
	Pharmaceuticals — continued
18,141	Johnson & Johnson	$3,008,503
75,898	Merck & Co., Inc.	6,812,604
		12,634,881
	Real Estate Management & Development — 0.0%
288,943	China Aoyuan Group Ltd.(f)	6,242
723,818	Sunac China Holdings Ltd.(f)	144,881
		151,123
	Semiconductors & Semiconductor Equipment — 0.4%
24,087	Broadcom, Inc.	4,032,886
41,454	Microchip Technology, Inc.	2,006,788
31,468	QUALCOMM, Inc.	4,833,800
		10,873,474
	Software — 0.4%
14,165	Microsoft Corp.	5,317,399
20,888	Salesforce, Inc.	5,605,504
		10,922,903
	Specialty Retail — 0.0%
3,495	Home Depot, Inc.	1,280,882
	Technology Hardware, Storage & Peripherals — 0.2%
18,670	Apple, Inc.	4,147,167
23,768	IQOR US, Inc.(f)	27,737
		4,174,904
	Trading Companies & Distributors — 0.0%
9,305	Fastenal Co.	721,603
	Total Common Stocks (Identified Cost $194,513,978)	158,541,280

Principal Amount (‡)
Collateralized Loan Obligations — 3.0%
$6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.655%, 10/20/2031(a)(b)	6,735,720
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 6.155%, 7/20/2034(a)(b)	4,477,421
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 7.405%, 7/20/2034(a)(b)	4,867,113
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 7.664%, 7/15/2034(a)(b)	1,246,422
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.564%, 10/15/2034(a)(b)	2,676,118
850,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.322%, 2/20/2036(a)(b)	848,734
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D1R, 3 mo. USD SOFR + 2.750%, 7.059%, 1/15/2038(a)(b)	3,053,561
3,780,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 7.605%, 7/20/2034(a)(b)	3,780,692
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 7.975%, 7/20/2034(a)(b)	4,709,339
Principal Amount (‡)	Description	Value (†)
$2,885,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.093%, 4/20/2037(a)(b)	$2,903,525
4,390,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.667%, 4/22/2034(a)(b)	4,359,323
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 7.555%, 4/20/2031(a)(b)	2,910,821
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.590%, 7/23/2037(a)(b)	989,933
6,000,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.818%, 4/15/2039(a)(b)	5,944,614
2,065,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 7.864%, 7/15/2036(a)(b)	2,031,997
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.893%, 1/20/2038(a)(b)	8,222,197
6,530,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.452%, 7/15/2037(a)(b)	6,544,301
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 10.614%, 10/15/2034(a)(b)	12,497,452
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 7.505%, 1/20/2031(a)(b)	400,218
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.305%, 10/20/2034(a)(b)	1,538,018
	Total Collateralized Loan Obligations (Identified Cost $81,090,250)	80,737,519

Equity-Linked Notes — 1.8%
4,129,249	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	4,024,934
4,182,887	Barclays Bank PLC, (FedEx Corp.), 13.420%, 1/29/2026(a)	4,059,117
3,320,393	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	2,975,568
2,673,784	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	2,639,594
4,163,043	BNP Paribas Issuance BV, (Progressive Corp.), 11.150%, 8/15/2025(a)	4,347,844
3,404,634	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	3,425,969
4,254,050	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	4,042,242
4,072,817	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	4,195,506
4,181,323	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 11.830%, 2/11/2026(a)	4,112,940

Principal Amount (‡)	Description	Value (†)

$4,030,023	Citigroup Global Markets Holdings, Inc., (Eli Lilly and Co.), 17.150%, 10/02/2025(a)	$3,931,494
4,050,947	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	4,028,648
3,309,970	GS Finance Corp., MTN, (Booking Holdings, Inc.), 14.400%, 8/25/2025(a)	3,125,517
4,090,127	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	4,129,531
	Total Equity-Linked Notes (Identified Cost $49,863,247)	49,038,904

Shares
Preferred Stocks — 0.9%

Convertible Preferred Stocks — 0.4%
	Aerospace & Defense — 0.3%
151,949	Boeing Co., 6.000%	9,091,109
	Brokerage — 0.0%
7,250	Apollo Global Management, Inc., 6.750%	529,902
	Electric — 0.1%
37,790	PG&E Corp., Series A, 6.000%	1,690,725
	Total Convertible Preferred Stocks (Identified Cost $9,884,630)	11,311,736

Non-Convertible Preferred Stocks — 0.5%
	Home Construction — 0.2%
208,246	Hovnanian Enterprises, Inc., 7.625%	3,602,656
Shares	Description	Value (†)

	Office REITs — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%(i)	$1,571,367
	Other REITs — 0.2%
115,797	Prologis, Inc., Series Q, 8.540%	6,277,355
	Total Non-Convertible Preferred Stocks (Identified Cost $8,314,041)	11,451,378
	Total Preferred Stocks (Identified Cost $18,198,671)	22,763,114

Principal Amount (‡)
Short-Term Investments — 3.1%
$85,290,338	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $85,296,261 on 4/01/2025 collateralized by $102,292,000 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $86,996,197 including accrued interest(n) (Identified Cost $85,290,338)	85,290,338
	Total Investments — 100.1% (Identified Cost $2,989,472,270)	2,703,708,221
	Other assets less liabilities — (0.1)%	(3,352,713)
	Net Assets — 100.0%	$2,700,355,508

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service.
Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of Rule 144A holdings amounted to
$1,204,252,507 or 44.6% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(l)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(m)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.
Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2025	EUR	S	8,149,000	$8,924,133	$8,849,584	$74,549
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	291	$60,123,369	$60,287,016	$163,647
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	12,928	1,389,404,377	1,398,244,000	8,839,623
Total					$9,003,270

At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2025	1,186	$139,580,609	$139,095,563	$485,046
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	35	4,285,239	4,278,750	6,489
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	542	61,618,229	61,855,750	(237,521)
Total					$254,014
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds(a)	$ —	$2,045,964,895	$ —	$2,045,964,895
Convertible Bonds
Brokerage	—	948,537	278,275	1,226,812
All Other Convertible Bonds(a)	—	43,977,875	—	43,977,875
Total Convertible Bonds	—	44,926,412	278,275	45,204,687
Municipals(a)	—	23,697,711	—	23,697,711
Total Bonds and Notes	—	2,114,589,018	278,275	2,114,867,293
Senior Loans(a)	—	192,469,773	—	192,469,773
Common Stocks
Real Estate Management & Development	—	151,123	—	151,123
Technology Hardware, Storage & Peripherals	4,147,167	27,737	—	4,174,904
All Other Common Stocks(a)	154,215,253	—	—	154,215,253
Total Common Stocks	158,362,420	178,860	—	158,541,280
Collateralized Loan Obligations	—	80,737,519	—	80,737,519
Equity-Linked Notes	—	49,038,904	—	49,038,904
Preferred Stocks
Convertible Preferred Stocks(a)	11,311,736	—	—	11,311,736
Non-Convertible Preferred Stocks
Home Construction	3,602,656	—	—	3,602,656
Office REITs	—	—	1,571,367	1,571,367
Other REITs	—	6,277,355	—	6,277,355
Total Non-Convertible Preferred Stocks	3,602,656	6,277,355	1,571,367	11,451,378
Total Preferred Stocks	14,914,392	6,277,355	1,571,367	22,763,114
Short-Term Investments	—	85,290,338	—	85,290,338
Total Investments	173,276,812	2,528,581,767	1,849,642	2,703,708,221

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	$ —	$74,549	$ —	$74,549
Futures Contracts (unrealized appreciation)	9,494,805	—	—	9,494,805
Total	$182,771,617	$2,528,656,316	$1,849,642	$2,713,277,575

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(237,521)	$ —	$ —	$(237,521)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or March 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Convertible Bonds
Brokerage	$ —	$107	$ —	$(10,239)	$1,375,967	$(1,087,560)	$ —	$ —	$278,275	$(10,239)
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	1,625,746	—	—	(54,379)	—	—	—	—	1,571,367	(54,379)
Total	$1,625,746	$107	$ —	$(64,618)	$1,375,967	$(1,087,560)	$ —	$ —	$1,849,642	$(64,618)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of March 31, 2025, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2025, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of March 31, 2025:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$74,549	$ —	$74,549
Exchange-traded asset derivatives
Interest rate contracts	—	9,494,805	9,494,805
Total asset derivatives	$74,549	$9,494,805	$9,569,354

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(237,521)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2025, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at March 31, 2025 (Unaudited)
Treasuries	11.5%
Cable Satellite	7.4
Sovereigns	6.1
Technology	5.5
ABS Other	4.2
Independent Energy	4.0
Banking	3.7
Finance Companies	3.5
Pharmaceuticals	3.4
Aerospace & Defense	2.8
Leisure	2.6
Property & Casualty Insurance	2.5
Building Materials	2.0
Other Investments, less than 2% each	33.0
Collateralized Loan Obligations	3.0
Equity-Linked Notes	1.8
Short-Term Investments	3.1
Total Investments	100.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.1)
Net Assets	100.0%